Subsequent Events - Additional Information (Detail) $ / shares in Units, $ in Thousands				3 Months Ended	6 Months Ended	12 Months Ended
	Apr. 05, 2021 USD ($) $ / shares shares	Feb. 17, 2021 USD ($) $ / shares shares	Oct. 01, 2020 USD ($) shares	Jun. 30, 2021 shares	Jun. 30, 2021 shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares	Mar. 31, 2021 shares	Jun. 30, 2020 shares	Mar. 31, 2020 shares	Dec. 31, 2018 shares	Dec. 31, 2017 shares
Subsequent Event [Line Items]
Reverse stock split ratio		1.138974
Share price | $ / shares		$ 10
Proceeds from Issuance of convertible preferred shares, net of issuance expenses | $						$ 8,934	$ 161,233
Series A Convertible Preferred Shares [Member]
Subsequent Event [Line Items]
Temporary equity shares outstanding				0	0	20,418,209	20,418,209
Series B Convertible Preferred Shares [Member]
Subsequent Event [Line Items]
Temporary equity shares outstanding				0	0	15,906,053	15,906,053	15,906,053	15,906,053	15,906,053	15,906,053	15,906,053
Series B-1 Convertible Preferred Shares [Member]
Subsequent Event [Line Items]
Temporary equity shares outstanding				0	0	3,032,940	3,032,940	3,032,940	3,032,940	3,032,940	3,032,940	3,032,940
Series C Convertible Preferred Shares [Member]
Subsequent Event [Line Items]
Temporary equity shares issued durng the period new issues							28,216,005
Temporary equity shares outstanding				0	0	28,216,005	28,216,005	28,216,005	28,216,005	28,216,005	0	0
Series C-1 Convertible Preferred Shares [Member]
Subsequent Event [Line Items]
Temporary equity shares issued durng the period new issues			943,148	346,678	346,678	2,699,114
Proceeds from Issuance of convertible preferred shares, net of issuance expenses | $			$ 8,934
Temporary equity shares outstanding				0	0	2,699,114	0	2,699,114	0	0	0	0
Stock shares issued during the period shares						346,678
Subsequent Event [Member]
Subsequent Event [Line Items]
Reverse stock split ratio		1.138974
Share price | $ / shares		$ 10
Conversion of temporary equity into permanent equity shares	70,618,999
Common stock share exchange ratio	1
Class of warrants or rights forfeited during the period shares	187,500
Conversion of temporary equity into permanent equity exchange ratio	1
Redemption of aggregate consummation of business combination	891,046
Subsequent Event [Member] | Perception [Member]
Subsequent Event [Line Items]
Class of warrants or issued during the period shares	3,027,747
Subsequent Event [Member] | Perception [Member] | Upon Achievement Of Earnout Milestone [Member]
Subsequent Event [Line Items]
Common stock shares subscribed but not issued	2,175,000
Subsequent Event [Member] | Antara [Member]
Subsequent Event [Line Items]
Class of warrants or issued during the period shares	3,784,753
Stock shares issued during the period shares	3,002,674
Subsequent Event [Member] | Antara [Member] | Upon Achievement Of Earnout Milestone [Member]
Subsequent Event [Line Items]
Common stock shares subscribed but not issued	312,297
Subsequent Event [Member] | Companies Management [Member]
Subsequent Event [Line Items]
Class of warrants or rights issued but not subscribed	3,500,000
Common stock shares subscribed but not issued	2,500,000
Subsequent Event [Member] | Certain Members Of The Management [Member] | Upon Achievement Of Earnout Milestone [Member]
Subsequent Event [Line Items]
Common stock shares subscribed but not issued	1,250,000
Subsequent Event [Member] | Accredited Investors [Member] | Subscription Agreement [Member]
Subsequent Event [Line Items]
Proceeds from issuance of common stock | $	$ 230,000
Sale of stock issue price per share | $ / shares	$ 10
Subsequent Event [Member] | Sponsor [Member]
Subsequent Event [Line Items]
Class of warrants or rights issued upon conversion of convertible notes	100,000
Subsequent Event [Member] | Series A Convertible Preferred Shares [Member]
Subsequent Event [Line Items]
Temporary equity shares outstanding	20,418,209
Subsequent Event [Member] | Series B Convertible Preferred Shares [Member]
Subsequent Event [Line Items]
Temporary equity shares outstanding	15,906,053
Subsequent Event [Member] | Series B-1 Convertible Preferred Shares [Member]
Subsequent Event [Line Items]
Temporary equity shares outstanding	3,032,940
Subsequent Event [Member] | Series C Convertible Preferred Shares [Member]
Subsequent Event [Line Items]
Temporary equity shares outstanding	28,216,005
Subsequent Event [Member] | Series C-1 Convertible Preferred Shares [Member]
Subsequent Event [Line Items]
Temporary equity shares issued durng the period new issues		375,107
Proceeds from Issuance of convertible preferred shares, net of issuance expenses | $		$ 0
Temporary equity shares outstanding	3,045,792
Subsequent Event [Member] | Common Class B [Member]
Subsequent Event [Line Items]
Share forfeited during the period shares	1,875,000